NYSE Euronext

Edwin Mecabe
Managing Director
Corporate Actions and Market Watch

20 Broad Street, 17th Floor
New York, NY 10005
T +1 212 656 5026
F +1 212 656 5893
emecabe@nyx.com

[redacted]

10013481

CGTNKS
001-34896

October 4, 2010

Ms. Velma T. Smith
Branch Chief
Securities and Exchange Commission
Branch of Filer Support 2
Room 2531
100 F Street, NE
Washington, DC 20549

Dear Ms. Smith:

The New York Stock Exchange certifies approval for listing and registration under the Securities Exchange Act of 1934, Citigroup Capital XIII, 7.875% Fixed Rate/Floating Rate Trust Preferred Securities (TRUPS®) (and the Guarantee with respect thereto), and requests immediate acceleration of registration. Adequate distribution assured. Form 8-A received on October 4, 2010. Tentative listing date – October 6, 2010.

Sincerely,

Edwin